Goodwill (Details Textual) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss	₨ 16,948	₨ 16,948
Consumer Healthcare Business [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Constant long-term growth rate	1.50%
Other Cash generating units [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Constant long-term growth rate	0.00%
Global Generics-Complex Injectables [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss	₨ 16,948
Impairment loss recorded in goodwill pertaining to a subsidiary till date	₨ 16,003		₨ 272
Before tax [Member] | Consumer Healthcare Business [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	12.73%
Before tax [Member] | Branded Formulations [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	14.54%
Before tax [Member] | Complex Injectables and North America Operations [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	8.55%
After tax [Member] | Consumer Healthcare Business [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	11.00%
After tax [Member] | Active Pharmaceutical Operations [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	10.88%
After tax [Member] | Complex Injectables and North America Operations [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	7.44%